Schedule of Goodwill (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, balance as of June 30, 2022				$ 22,275,313	$ 22,275,313	$ 40,937,370	$ 40,937,370		[1]
Goodwill acquired during the year							11,292,685	40,964,350
Foreign currency translation					487,581		(2,982,111)	(26,980)
Goodwill gross beginning balance				49,247,944	49,247,944	40,937,370	40,937,370
Accumulated goodwill impairment charges				(26,972,631)	(26,972,631)
Impairment charges			$ (23,119,755)				(26,972,631)
Goodwill gross ending balance							49,247,944	40,937,370
Accumulated goodwill impairment charges							(26,972,631)
Goodwill, balance as of March 31, 2023	$ 4,474,475				4,474,475		22,275,313	40,937,370
Impairment charges			$ (23,119,755)		(16,135,000)	(23,119,755)
Disposal of Bethard Business	(2,116,882)				(2,153,419)
EEG iGaming [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, balance as of June 30, 2022				19,660,481	19,660,481	15,109,012	15,109,012		[1]
Goodwill acquired during the year							11,292,685	15,146,258
Foreign currency translation					487,581		(2,888,340)	(37,246)
Goodwill gross beginning balance				23,513,357	23,513,357	15,109,012	15,109,012
Accumulated goodwill impairment charges				(3,852,876)	(3,852,876)
Impairment charges		$ (14,500,000)		(14,500,000)			(3,852,876)
Goodwill gross ending balance							23,513,357	15,109,012
Accumulated goodwill impairment charges							(3,852,876)
Goodwill, balance as of March 31, 2023	3,494,643				3,494,643		19,660,481	15,109,012
Impairment charges					(14,500,000)
Disposal of Bethard Business					(2,153,419)
EEG Games [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, balance as of June 30, 2022				2,614,832	2,614,832	25,828,358	25,828,358		[1]
Goodwill acquired during the year								25,818,092
Foreign currency translation							(93,771)	10,266
Goodwill gross beginning balance				25,734,587	25,734,587	25,828,358	25,828,358
Accumulated goodwill impairment charges				$ (23,119,755)	(23,119,755)
Impairment charges							(23,119,755)
Goodwill gross ending balance							25,734,587	25,828,358
Accumulated goodwill impairment charges							(23,119,755)
Goodwill, balance as of March 31, 2023	$ 979,832				979,832		$ 2,614,832	$ 25,828,358
Impairment charges					(1,635,000)
Disposal of Bethard Business

[1]	As of July 1, 2020 the Company had not yet acquired any goodwill.